REVISED AND RESTATED FINANCIAL STATEMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Changes and Error Corrections [Abstract]
Non-cash interest accrual adjustments	$ 3,092,350